Comprehensive Income (Loss) (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Comprehensive Income (Loss) [Abstract]
Schedule of accumulated other comprehensive income (loss)
	Foreign	Funded Status	Derivative	Accumulated
	Currency	of Defined	Instruments	Other
	Translation	Benefit	Unrealized	Comprehensive
(in millions)	Adjustment	Pension Plan(1)	Gain (Loss)(2)	Income (Loss)
Balance, April 30, 2015	$(211.5)	$(16.3)	$(12.8)	$(240.6)
Other comprehensive income (loss)	(62.4)	0.2	0.6	(61.6)
Balance, October 31, 2015	$(273.9)	$(16.1)	$(12.2)	$(302.2)

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(1)Funded status of defined benefit pension plan is presented net of tax benefit of $4.6 million and $4.6 million as of October 31, 2015 and April 30, 2015, respectively.

(2)Derivative instruments unrealized gain (loss) is presented net of tax benefit of $7.6 million and $8.0 million as of October 31, 2015 and April 30, 2015, respectively.

	Foreign Currency Translation	Funded Status of Defined Benefit	Derivative Instruments Unrealized	Accumulated Other Comprehensive
(in millions)	Adjustment	Pension Plan (1)	Gain (Loss) (2)	Income (Loss)
Balance, May 31, 2013	$98.9	$(8.9)	$-	$90.0
Other comprehensive income (loss)	(32.9)	1.5	(9.9)	(41.3)
Balance, May 31, 2014	66.0	(7.4)	(9.9)	48.7
Other comprehensive income (loss)	(277.5)	(8.9)	(2.9)	(289.3)
Balance, April 30, 2015	$(211.5)	$(16.3)	$(12.8)	$(240.6)

(1) Funded status of defined benefit pension plan is presented net of tax benefit of $4.6 million, $2.5 million and $2.8 million as of April 30, 2015, May 31, 2014 and 2013, respectively.

(2) Derivative instruments unrealized gain (loss) is presented net of tax benefit of $1.8 million and $6.2 million as of April 30, 2015, and May 31, 2014, respectively.

Components of Other Comprehensive Income (Loss), Including Amounts Reclassified Out Of Accumulated Other Comprehensive Income

(in millions)		Income Tax
Three Months Ended	Before-Tax	(Expense) Benefit	Net-of-Tax
October 31, 2015
Foreign currency translation adjustment	$2.4	$-	$2.4
Change in funded status of defined benefit plans	-	-	-
Derivative instruments unrealized loss	(2.9)	1.0	(1.9)
Reclassification adjustments:
Amortization of derivative instruments unrealized loss	3.0	(1.1)	1.9
Other comprehensive income (loss)	$2.5	$(0.1)	$2.4

October 31, 2014
Foreign currency translation adjustment	$(80.0)	$-	$(80.0)
Change in funded status of defined benefit plans	0.6	-	0.6
Derivative instruments unrealized loss	(4.1)	1.6	(2.5)
Other comprehensive income (loss)	$(83.5)	$1.6	$(81.9)

(in millions)		Income Tax
Six Months Ended	Before-Tax	(Expense) Benefit	Net-of-Tax
October 31, 2015
Foreign currency translation adjustment	$(62.4)	$-	$(62.4)
Change in funded status of defined benefit plans	0.2	-	0.2
Derivative instruments unrealized gain (loss)	(4.9)	1.9	(3.0)
Reclassification adjustments:
Amortization of derivative instruments unrealized loss	5.9	(2.3)	3.6
Other comprehensive income (loss)	$(61.2)	$(0.4)	$(61.6)

October 31, 2014
Foreign currency translation adjustment	$(137.3)	$-	$(137.3)
Change in funded status of defined benefit plans	1.6	(0.1)	1.5
Derivative instruments unrealized gain (loss)	(4.9)	1.9	(3.0)
Other comprehensive income (loss)	$(140.6)	$1.8	$(138.8)

(in millions)	Before-Tax	Income Tax (Expense) Benefit	Net-of-Tax
Fiscal 2015 (11 months)
Foreign currency translation adjustment	$(277.5)	$-	$(277.5)
Change in funded status of defined benefit plans	(10.5)	2.1	(8.4)
Derivative instruments unrealized loss	(5.7)	1.8	(3.9)
Reclassification adjustments:
Amortization of net actuarial gains and losses - defined benefit plans (1)	(0.3)	-	(0.3)
Amortization of prior service cost - defined benefit plans (1)	(0.2)	-	(0.2)
Amortization of derivative instruments unrealized loss	1.0	-	1.0
Other comprehensive income (loss)	$(293.2)	$3.9	$(289.3)

Fiscal 2014 (12 months)
Foreign currency translation adjustment	$(32.9)	$-	$(32.9)
Change in funded status of defined benefit plans	4.3	(0.3)	4.0
Derivative instruments unrealized loss	(16.1)	6.2	(9.9)
Reclassification adjustments:
Amortization of net actuarial gains and losses - defined benefit plans (1)	(0.6)	-	(0.6)
Amortization of prior service cost - defined benefit plans (1)	(1.9)	-	(1.9)
Other comprehensive income (loss)	$(47.2)	$5.9	$(41.3)

Fiscal 2013 (12 months)
Foreign currency translation adjustment	$126.5	$-	$126.5
Change in funded status of defined benefit plans	1.5	0.6	2.1
Reclassification adjustments:
Amortization of net actuarial gains and losses - defined benefit plans (1)	(0.3)	-	(0.3)
Amortization of prior service cost - defined benefit plans (1)	(0.2)	-	(0.2)
Other comprehensive income (loss)	$127.5	$0.6	$128.1

(1) Amounts reclassified out of accumulated other comprehensive income related to defined benefit plan adjustments were included in the respective categories of operating expenses in our Consolidated Statement of Operations.  These amounts were included as a component of our net periodic pension costs. See Note 19, Retirement Plans - Defined Benefit Plans, for additional detail.